Cover Document	Aug. 30, 2022
Cover [Abstract]
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Title of 12(b) Security	Common Stock, $0.01 par value
Document Type	8-K
Document Period End Date	Aug. 30, 2023
Entity Registrant Name	StoneX Group Inc.
Entity Address, Address Line One	230 Park Ave
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23554
Entity Tax Identification Number	59-2921318
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code	(212)
Local Phone Number	485-3500
Trading Symbol	SNEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000913760
Amendment Flag	false